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                                                       -------------------------
                                                        OMB Number: 3235-0578

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                                                        hours per response:20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                811-1474
                                   ---------------------------------------------

                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    04/30/05
                          -------------------

Item 1. Reports to Stockholders.

                                                               AIM DYNAMICS FUND
                       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS O APRIL 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com             I-DYN-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.42%

ADVERTISING--1.05%
Omnicom Group Inc.                                                                            245,700           $ 20,368,530
============================================================================================================================

AEROSPACE & DEFENSE--1.07%
L-3 Communications Holdings, Inc.                                                             292,500             20,758,725
============================================================================================================================

AIR FREIGHT & LOGISTICS--0.85%
Robinson (C.H.) Worldwide, Inc.                                                               319,500             16,486,200
============================================================================================================================

APPAREL RETAIL--2.64%
Abercrombie & Fitch Co.-Class A                                                               523,200             28,226,640
----------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                             862,100             23,035,312
============================================================================================================================
                                                                                                                  51,261,952
============================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.85%
Coach, Inc.                                                        (a)                      1,117,200             29,940,960
----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                       723,200             25,384,320
============================================================================================================================
                                                                                                                  55,325,280
============================================================================================================================

APPLICATION SOFTWARE--3.90%
Amdocs Ltd. (United Kingdom)                                       (a)                        765,700             20,451,847
----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                385,400             12,267,282
----------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.                                                   (a)                        242,443              9,603,167
----------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                          (a)                        385,400             15,928,582
----------------------------------------------------------------------------------------------------------------------------
MicroStrategy Inc.-Class A                                         (a)                        167,200              7,278,216
----------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                       (a)                        276,000             10,051,920
============================================================================================================================
                                                                                                                  75,581,014
============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.00%
Investors Financial Services Corp.                                                            469,200             19,682,940
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                              263,750             18,689,325
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                                      358,400             19,772,928
============================================================================================================================
                                                                                                                  58,145,193
============================================================================================================================

BIOTECHNOLOGY--3.65%
Eyetech Pharmaceuticals Inc.                                       (a)                        341,400              7,848,786
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                                      (a)                        329,600             19,317,856
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                              (a)                        456,500             16,936,150
----------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                                   (a)                        170,000             12,455,900
----------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                           (a)                        369,400             14,136,938
============================================================================================================================
                                                                                                                  70,695,630
============================================================================================================================


I-DYN-QTR-1                          F-1

                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING--1.53%
Station Casinos, Inc.                                                                         458,100           $ 29,561,193
============================================================================================================================

COMMODITY CHEMICALS--1.00%
Celanese Corp.-Series A                                            (a)                      1,335,800             19,435,890
============================================================================================================================

COMMUNICATIONS EQUIPMENT--5.34%
Avaya Inc.                                                         (a)                      2,042,100             17,725,428
----------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                          (a)                        962,500             21,935,375
----------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                       (a)                      1,860,400             25,580,500
----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                             (a)                        978,700             22,108,833
----------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                      525,200             16,060,616
============================================================================================================================
                                                                                                                 103,410,752
============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.96%
QLogic Corp.                                                       (a)                        272,000              9,041,280
----------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                                           (a)                        347,300              9,654,940
============================================================================================================================
                                                                                                                  18,696,220
============================================================================================================================

CONSTRUCTION & ENGINEERING--0.91%
Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)                                  786,600             17,604,108
============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.02%
Alliance Data Systems Corp.                                        (a)                        646,100             26,102,440
----------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                                 (a)                        440,700             13,088,790
============================================================================================================================
                                                                                                                  39,191,230
============================================================================================================================

DEPARTMENT STORES--1.19%
Kohl's Corp.                                                       (a)                        482,700             22,976,520
============================================================================================================================

DISTILLERS & VINTNERS--0.49%
Constellation Brands, Inc.-Class A                                 (a)                        181,200              9,551,052
============================================================================================================================

DIVERSIFIED BANKS--1.15%
Centennial Bank Holdings, Inc. (Acquired 12/27/04; Cost
$21,749,700)                                                       (a) (b) (c )             2,071,400             22,371,120
============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.85%
Career Education Corp.                                             (a)                        375,900             11,818,296
----------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.                                                   (a)                        405,800             16,016,926
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                       (a)                        723,950             27,401,507
============================================================================================================================
                                                                                                                  55,236,729
============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.98%
Cooper Industries, Ltd.-Class A (Bermuda)                                                     297,700             18,951,582
ELECTRONIC EQUIPMENT MANUFACTURERS--1.25%
Amphenol Corp.-Class A                                                                        556,000             21,928,640
----------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A                                    (a)                        108,900              2,227,005
============================================================================================================================
                                                                                                                  24,155,645
============================================================================================================================

I-DYN-QTR-1                          F-2



                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--1.69%
Dollar General Corp.                                                                        1,095,600           $ 22,295,460
----------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                                           (a)                        423,300             10,366,617
============================================================================================================================
                                                                                                                  32,662,077
============================================================================================================================

HEALTH CARE DISTRIBUTORS--1.09%
Henry Schein, Inc.                                                 (a)                        564,600             21,178,146
============================================================================================================================

HEALTH CARE EQUIPMENT--5.50%
Biomet, Inc.                                                                                  450,000             17,410,500
----------------------------------------------------------------------------------------------------------------------------
INAMED Corp.                                                       (a)                        172,000             10,464,480
----------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                             (a)                        436,900             26,847,505
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                           1,000,000             18,500,000
----------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                       (a)                        462,900             15,618,246
----------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                       (a)                        450,000             17,833,500
============================================================================================================================
                                                                                                                 106,674,231
============================================================================================================================

HEALTH CARE SERVICES--3.59%
Caremark Rx, Inc.                                                  (a)                        550,000             22,027,500
----------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                                       (a) (d)                    240,000             13,934,400
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                              (a)                        205,000             18,376,200
----------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                                             (a)                        400,000             15,260,000
============================================================================================================================
                                                                                                                  69,598,100
============================================================================================================================

HEALTH CARE SUPPLIES--1.00%
Cooper Cos., Inc. (The)                                                                       287,600             19,427,380
============================================================================================================================

HOMEBUILDING--1.10%
Pulte Homes, Inc.                                                                             299,700             21,413,565
============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--3.18%
Hilton Hotels Corp.                                                                         1,454,100             31,743,003
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                          (e)                        550,000             29,887,000
============================================================================================================================
                                                                                                                  61,630,003
============================================================================================================================

HOUSEWARES & SPECIALTIES--1.50%
Fortune Brands, Inc.                                                                          115,000              9,726,700
----------------------------------------------------------------------------------------------------------------------------
Jarden Corp.                                                       (a)                        432,900             19,337,643
============================================================================================================================
                                                                                                                  29,064,343
============================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.53%
BJ's Wholesale Club, Inc.                                          (a)                        388,700             10,358,855
============================================================================================================================

INDUSTRIAL GASES--0.67%
Praxair, Inc.                                                                                 277,200             12,981,276
============================================================================================================================

INDUSTRIAL MACHINERY--1.43%
Ingersoll-Rand Co.-Class A (Bermuda)                                                          359,400             27,627,078
============================================================================================================================

I-DYN-QTR-1                          F-3


                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--1.25%
Murphy Oil Corp.                                                                              271,600           $ 24,196,844
============================================================================================================================

INTERNET SOFTWARE & SERVICES--1.18%
VeriSign, Inc.                                                     (a)                        862,800             22,829,688
============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.79%
Cognizant Technology Solutions Corp.-Class A                       (a)                        364,200             15,300,042
============================================================================================================================

MANAGED HEALTH CARE--0.36%
AMERIGROUP Corp.                                                   (a)                        200,000              7,024,000
============================================================================================================================

MULTI-LINE INSURANCE--0.15%
Quanta Capital Holdings Ltd. (Bermuda)                             (a)                        355,000              2,840,000
============================================================================================================================

OFFICE ELECTRONICS--0.82%
Zebra Technologies Corp.-Class A                                   (a)                        331,650             15,839,604
============================================================================================================================

OIL & GAS DRILLING--1.78%
Nabors Industries, Ltd. (Bermuda)                                  (a)                        300,000             16,161,000
----------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                                  360,000             18,324,000
============================================================================================================================
                                                                                                                  34,485,000
============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.17%
National-Oilwell Varco Inc.                                        (a)                        300,000             11,922,000
----------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                     320,300             18,635,054
----------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                           (a)                        220,000             11,473,000
============================================================================================================================
                                                                                                                  42,030,054
============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.17%
Talisman Energy Inc. (Canada)                                                                 750,100             22,615,515
============================================================================================================================

OIL & GAS REFINING & MARKETING & TRANSPORTATION--1.24%
Williams Cos., Inc. (The)                                                                   1,409,300             23,986,286
============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.06%
CapitalSource Inc.                                                 (a)                        978,100             20,540,100
============================================================================================================================

PHARMACEUTICALS--2.17%
Medicis Pharmaceutical Corp.-Class A                                                          360,000             10,116,000
----------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                                   (a)                        650,000             14,332,500
----------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                         850,000             17,637,500
============================================================================================================================
                                                                                                                  42,086,000
============================================================================================================================

RAILROADS--0.49%
CSX Corp.                                                                                     236,900              9,506,797
============================================================================================================================

REAL ESTATE--2.99%
Aames Investment Corp.                                                                      1,642,800             13,881,660
----------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp. Financial Corp. (Aquired 08/05/04;
Cost $21,590,000)                                                  (a) (b)                  2,159,000             22,129,750
----------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04; Cost
$21,918,00)                                                        (a) (b)                  2,191,800             21,918,000
============================================================================================================================

                                                                                                                  57,929,410
============================================================================================================================



I-DYN-QTR-1                        F-4

                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.10%
CB Richard Ellis Group, Inc.-Class A                               (a)                        615,800           $ 21,399,050
============================================================================================================================

REGIONAL BANKS--0.54%
Signature Bank                                                     (a)                        427,300             10,524,399
============================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.45%
KLA-Tencor Corp.                                                                              232,600              9,076,052
----------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                             (a)                        398,800              9,343,884
----------------------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.                                          (a)                        362,700              9,633,312
============================================================================================================================
                                                                                                                  28,053,248
============================================================================================================================

SEMICONDUCTORS--5.03%
Altera Corp.                                                       (a)                      1,069,500             22,170,735
----------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                                     (a)                      1,275,200             18,872,960
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                   1,041,615             29,665,195
----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                1,406,100             26,828,388
============================================================================================================================
                                                                                                                  97,537,278
============================================================================================================================

SPECIALIZED FINANCE--0.70%
Chicago Mercantile Exchange Holdings Inc.                                                      69,500             13,588,640
============================================================================================================================

SPECIALTY CHEMICALS-1.00%
Rohm & Haas Co.                                                                               443,100             19,345,746
============================================================================================================================

SPECIALTY STORES--3.09%
Advance Auto Parts, Inc.                                           (a)                        448,500             23,927,475
----------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                                                 (a)                        848,200             16,607,756
----------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               1,016,150             19,377,981
============================================================================================================================
                                                                                                                  59,913,212
============================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.50%
W.W. Grainger, Inc.                                                                           174,600              9,653,634
============================================================================================================================

TRUCKING--0.52%
Swift Transportation Co., Inc.                                     (a)                        476,800           $ 10,170,144
============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.91%
American Tower Corp.-Class A                                       (a)                      1,783,300             30,726,259
----------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                                      (a)                      1,273,850             29,960,952
----------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                                  (a)                        268,600             15,076,518
============================================================================================================================
                                                                                                                  75,763,729
============================================================================================================================


Total Common Stocks & Other Equity Interests
(Cost $1,680,047,909)                                                                                          1,849,538,039
============================================================================================================================



I-DYN-QTR-1                        F-5

                                                                                                                MARKET
                                                                                          SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.04%
Premier Portfolio-Institutional Class
(Cost $78,208,692)                                                 (f)                     78,208,692           $ 78,208,692
============================================================================================================================

TOTAL INVESTMENTS-99.46% (excluding investments purchased with cash collateral
from securities loaned) (Cost $1,758,256,601)                                                                  1,927,746,731
============================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.54%
Premier Portfolio-Institutional Class                              (f) (g)                 10,473,350             10,473,350
============================================================================================================================
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $10,473,350)                                                                        10,473,350
============================================================================================================================


TOTAL INVESTMENTS-100.00% (Cost $1,768,729,951)                                                              $ 1,938,220,081
============================================================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $66,418,870, which represented 3.43% of the Fund's Total Investments. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of April 30, 2005 represented 1.15 % of the Fund's Total Investments.

(d) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.

(e)  Each unit represents one common share and one Class B share.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

I-DYN-QTR-1                         F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



I-DYN-QTR-1                          F-7

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of

I-DYN-QTR-1                         F-8

E. FUTURES CONTRACTS - (CONTINUED) the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH
BALANCES:



                  MARKET                                     UNREALIZED    MARKET               REALIZED
                  VALUE        PURCHASES    PROCEEDS FROM   APPRECIATION   VALUE     DIVIDEND     GAIN
FUND             07/31/04       AT COST         SALES      (DEPRECIATION) 04/30/05    INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier        $154,798,045  $1,085,439,63 $(1,162,028,988  $       --  $78,208,692 $1,153,111  $        --
Portfolio-
Institutional
Class*
-----------------------------------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:




                 MARKET                                     UNREALIZED   MARKET                  REALIZED
                 VALUE        PURCHASES    PROCEEDS FROM   APPRECIATION   VALUE     DIVIDEND       GAIN
FUND             07/31/04      AT COST         SALES      (DEPRECIATION) 04/30/05    INCOME**     (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier        $  21,329,950 $ 529,326,914 $(540,183,514)   $       --  $10,473,350 $  407,916  $        --
Portfolio-
Institutional
Class*
-----------------------------------------------------------------------------------------------------------

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

**  Net of rebates.




I-DYN-QTR-1                      F-9

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended April 30, 2005.

                                                             UNREALIZED
                    MARKET     PURCHASES      PROCEEDS     APPRECIATION    MARKET     DIVIDEND   REALIZED
                    VALUE                      FROM                        VALUE
FUND               07/31/04     AT COST        SALES       (DEPRECIATION) 04/30/05     INCOME    GAIN
                                                                                                 (LOSS)
-----------------------------------------------------------------------------------------------------------
Centennial      $          -- $ 21,749,700  $           --  $    621,420 $22,371,120 $       -- $        --
Bank Holdings,
Inc.
-----------------------------------------------------------------------------------------------------------
TOTAL           $ 176,127,995 $1,636,516,24 $(1,702,212,50) $    621,420 $111,053,16 $1,561,027 $        --
-----------------------------------------------------------------------------------------------------------


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $10,437,390 on loan to brokers. The loans were secured by cash collateral of $10,473,350 received by the Fund and subsequently invested in an affiliated money market fund. For nine months ended April 30, 2005, the Fund received dividends on cash collateral of $407,916 for securities lending transactions, which are net of rebates.

NOTE 4- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $1,594,647,922 and $2,933,268,611 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                            $    249,491,181
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                               (80,396,225)
======================================================================================================
Net unrealized appreciation of investment securities                                  $    169,094,956
======================================================================================================
Cost of investments for tax purposes is $1,769,125,125.


I-DYN-QTR-1                         F-7

                                                   AIM SMALL COMPANY GROWTH FUND

                       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS o APRIL 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


 AIMinvestments.com           I-SCG-QTR-1 4/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)


                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--92.41%
AEROSPACE & DEFENSE--1.22%
Ceradyne, Inc.                                       (a)                175,000              $  3,475,500
---------------------------------------------------------------------------------------------------------
Essex Corp.                                          (a)                100,000                 1,536,000
=========================================================================================================
                                                                                                5,011,500
=========================================================================================================

APPAREL RETAIL--1.70%
Aeropostale, Inc.                                    (a)                100,000                 2,793,000
---------------------------------------------------------------------------------------------------------
Gymboree Corp. (The)                                 (a)                120,000                 1,371,600
---------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                      (a)                140,000                 2,798,600
=========================================================================================================
                                                                                                6,963,200
=========================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.37%
Hartmarx Corp.                                       (a)(b)             175,000                 1,510,250
=========================================================================================================

APPLICATION SOFTWARE--5.22%
Catapult Communications Corp.                        (a)                101,443                 1,499,328
---------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                         300,000                 5,157,000
---------------------------------------------------------------------------------------------------------
Open Solutions Inc.                                  (a)                200,000                 3,740,000
---------------------------------------------------------------------------------------------------------
Sonic Solutions                                      (a)(b)             225,000                 3,305,250
---------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                       (a)                161,460                 2,654,402
---------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                                  (a)                300,000                 2,142,000
---------------------------------------------------------------------------------------------------------
Ulticom, Inc.                                        (a)                325,000                 2,902,250
=========================================================================================================
                                                                                               21,400,230
=========================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--4.57%
Affiliated Managers Group, Inc.                      (a)(b)              75,000                 4,689,750
---------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                      175,000                 7,341,250
---------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                        70,000                 2,676,800
---------------------------------------------------------------------------------------------------------
Nuveen Investments-Class A                                              118,000                 4,010,820
=========================================================================================================
                                                                                               18,718,620
=========================================================================================================

AUTO PARTS & EQUIPMENT--0.87%
Keystone Automotive Industries, Inc.                 (a)                 70,000                 1,402,100
---------------------------------------------------------------------------------------------------------
Midas, Inc.                                          (a)                100,000                 2,162,000
=========================================================================================================
                                                                                                3,564,100
=========================================================================================================


I-SCG-QTR-1                           F-1

                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.49%
Amylin Pharmaceuticals, Inc.                         (a)(b)             150,000              $  2,550,000
---------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.                                (a)                 75,000                 1,486,500
---------------------------------------------------------------------------------------------------------
Digene Corp.                                         (a)                174,314                 3,320,682
---------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                         (a)                 84,000                 1,931,160
---------------------------------------------------------------------------------------------------------
Incyte Corp.                                         (a)                275,000                 1,798,500
---------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                         (a)(b)              80,000                 2,796,800
---------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                                         (a)                275,000                 1,603,250
---------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                            (a)                 37,000                 1,751,395
---------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                                    (a)                332,000                 3,559,040
---------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.                          (a)                100,000                 1,715,000
=========================================================================================================
                                                                                               22,512,327
=========================================================================================================

BROADCASTING & CABLE TV--1.35%
New Frontier Media, Inc.                             (a)                375,000                 2,265,000
---------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class D                              (a)                250,000                 3,267,500
=========================================================================================================
                                                                                                5,532,500
=========================================================================================================

BUILDING PRODUCTS--0.74%
Quixote Corp.                                                            93,000                 1,872,090
---------------------------------------------------------------------------------------------------------
York International Corp.                                                 30,000                 1,173,900
=========================================================================================================
                                                                                                3,045,990
=========================================================================================================

CASINOS & GAMING--1.60%
Aztar Corp.                                          (a)                 90,000                 2,457,900
---------------------------------------------------------------------------------------------------------
Multimedia Games, Inc.                               (a)(b)             200,000                 1,582,000
---------------------------------------------------------------------------------------------------------
Nevada Gold & Casinos, Inc.                          (a)(b)             200,000                 2,498,000
=========================================================================================================
                                                                                                6,537,900
=========================================================================================================

COMMUNICATIONS EQUIPMENT--0.17%
Tekelec                                              (a)                 50,800                   691,388
=========================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.07%
Brocade Communications Systems, Inc.                 (a)                350,000                 1,526,000
---------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.                        (a)                175,000                 2,873,500
=========================================================================================================
                                                                                                4,399,500
=========================================================================================================

CONSTRUCTION & ENGINEERING--1.01%
Perini Corp.                                         (a)                300,000                 4,158,000
=========================================================================================================

I-SCG-QTR-1                           F-2

                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--1.43%
Astec Industries, Inc.                               (a)                171,000              $  3,984,300
---------------------------------------------------------------------------------------------------------
Terex Corp.                                          (a)                 50,400                 1,883,952
=========================================================================================================
                                                                                                5,868,252
=========================================================================================================

CONSUMER FINANCE--1.14%
ACE Cash Express, Inc.                               (a)                100,000                 2,200,000
---------------------------------------------------------------------------------------------------------
Advanta Corp.-Class B                                                   100,000                 2,455,000
=========================================================================================================
                                                                                                4,655,000
=========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.57%
Alliance Data Systems Corp.                          (a)                200,000                 8,080,000
---------------------------------------------------------------------------------------------------------
Infocrossing, Inc.                                   (a)(b)             150,000                 2,467,500
=========================================================================================================
                                                                                               10,547,500
=========================================================================================================

DISTRIBUTORS--0.60%
Design Within Reach Inc.                             (a)(b)             160,000                 2,444,800
=========================================================================================================


DIVERSIFIED COMMERCIAL SERVICES--4.67%
CoStar Group Inc.                                    (a)                100,000                 3,955,000
---------------------------------------------------------------------------------------------------------
G & K Services, Inc.-Class A                                             75,000                 2,878,500
---------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                         200,000                 3,684,000
---------------------------------------------------------------------------------------------------------
Sirva Inc.                                           (a)                275,000                 1,919,500
---------------------------------------------------------------------------------------------------------
SOURCECORP, Inc..                                    (a)                175,000                 3,123,750
---------------------------------------------------------------------------------------------------------
Standard Parking Corp.                               (a)                225,000                 3,561,750
=========================================================================================================
                                                                                               19,122,500
=========================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.47%
EnerSys                                              (a)                348,000                 3,281,640
---------------------------------------------------------------------------------------------------------
Ultralife Batteries, Inc.                            (a)                175,000                 2,745,750
=========================================================================================================
                                                                                                6,027,390
=========================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--4.71%
Aeroflex Inc.                                        (a)                625,000                 4,956,250
---------------------------------------------------------------------------------------------------------
Applied Films Corp.                                  (a)(b)              98,000                 2,343,180
---------------------------------------------------------------------------------------------------------
Cogent Inc.                                          (a)                 85,000                 1,912,500
---------------------------------------------------------------------------------------------------------
Identix Inc.                                         (a)                475,000                 2,512,750
---------------------------------------------------------------------------------------------------------
Lipman Electronic Engineering Ltd. (Israel)                             161,100                 4,686,399
---------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.                                (a)(b)             150,000                 2,902,500
=========================================================================================================
                                                                                               19,313,579
=========================================================================================================

I-SCG-QTR-1                           F-3


                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES--0.62%
Staktek Holdings Inc.                                (a)                700,000              $  2,527,000
=========================================================================================================

EMPLOYMENT SERVICES--1.04%
Hudson Highland Group, Inc.                          (a)                187,650                 2,587,693
---------------------------------------------------------------------------------------------------------
Labor Ready, Inc.                                    (a)                100,000                 1,669,000
=========================================================================================================
                                                                                                4,256,693
=========================================================================================================

GENERAL MERCHANDISE STORES--0.64%
Tuesday Morning Corp.                                (a)                100,000                 2,626,000
=========================================================================================================

HEALTH CARE EQUIPMENT--5.02%
Adeza Biomedical Corp.                               (a)                199,900                 2,548,725
---------------------------------------------------------------------------------------------------------
Cytyc Corp.                                          (a)                250,000                 5,327,500
---------------------------------------------------------------------------------------------------------
IntraLase Corp.                                      (a)(b)             210,000                 3,511,200
---------------------------------------------------------------------------------------------------------
Kyphon Inc.                                          (a)                125,000                 3,268,750
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                        87,500                 1,618,750
---------------------------------------------------------------------------------------------------------
Vnus Medical Technologies                            (a)(b)             193,210                 1,856,748
---------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.                           (a)(b)              98,000                 2,433,340
=========================================================================================================
                                                                                               20,565,013
=========================================================================================================

HEALTH CARE FACILITIES--0.54%
AmSurg Corp.                                         (a)                 85,000                 2,200,650
=========================================================================================================


HEALTH CARE SERVICES--3.43%
DaVita, Inc.                                         (a)                 81,500                 3,284,450
---------------------------------------------------------------------------------------------------------
Eclipsys Corp.                                       (a)                 95,000                 1,283,450
---------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.                        (a)                180,000                 3,524,400
---------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                                   (a)(b)             260,000                 4,303,000
---------------------------------------------------------------------------------------------------------
Horizon Health Corp.                                 (a)                 40,300                 1,651,494
=========================================================================================================
                                                                                               14,046,794
=========================================================================================================

HEALTH CARE SUPPLIES--1.39%

Advanced Medical Optics, Inc.                        (a)(b)             100,000                 3,698,000
---------------------------------------------------------------------------------------------------------
Align Technology, Inc.                               (a)                235,000                 1,978,700
=========================================================================================================
                                                                                                5,676,700
=========================================================================================================

HOUSEHOLD APPLIANCES--1.11%
Blount International, Inc.                           (a)                305,700                 4,527,417
=========================================================================================================

INDUSTRIAL GASES--0.38%
Airgas, Inc.                                                             70,300                 1,540,976
=========================================================================================================

I-SCG-QTR-1                            F-4

                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--2.07%
CUNO Inc.                                            (a)                 40,000              $  2,028,800
---------------------------------------------------------------------------------------------------------
Kadant Inc.                                          (a)                175,000                 3,010,000
---------------------------------------------------------------------------------------------------------
Nordson Corp.                                                            88,900                 2,864,358
---------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.                                 (a)                 87,800                   570,700
=========================================================================================================
                                                                                                8,473,858
=========================================================================================================

INTERNET RETAIL--0.89%
Blue Nile, Inc.                                      (a)(b)              70,000                 1,761,900
---------------------------------------------------------------------------------------------------------
FTD Group, Inc.                                      (a)                175,000                 1,872,500
=========================================================================================================
                                                                                                3,634,400
=========================================================================================================

INTERNET SOFTWARE & SERVICES--2.25%
CyberSource Corp.                                    (a)                625,000                 3,806,250
---------------------------------------------------------------------------------------------------------
Digitas Inc.                                         (a)                275,000                 2,741,750
---------------------------------------------------------------------------------------------------------
Kintera Inc.                                         (a)(b)             600,000                 2,682,000
=========================================================================================================
                                                                                                9,230,000
=========================================================================================================

IT CONSULTING & OTHER SERVICES--3.32%
Acxiom Corp.                                                            100,000                 1,900,000
---------------------------------------------------------------------------------------------------------
Perot Systems Corp.-Class A                          (a)                164,000                 2,071,320
---------------------------------------------------------------------------------------------------------
Tier Technologies, Inc.-Class B                      (a)                300,000                 2,214,000
---------------------------------------------------------------------------------------------------------
TNS Inc.                                             (a)                400,000                 7,424,000
=========================================================================================================
                                                                                               13,609,320
=========================================================================================================

LEISURE FACILITIES--0.75%
Speedway Motorsports, Inc.                                               90,000                 3,087,000
=========================================================================================================

LEISURE PRODUCTS--0.98%
K2 Inc.                                              (a)(b)             200,000                 2,544,000
---------------------------------------------------------------------------------------------------------
MarineMax, Inc.                                      (a)                 55,000                 1,487,750
=========================================================================================================
                                                                                                4,031,750
=========================================================================================================

MANAGED HEALTH CARE--0.27%
Centene Corp.                                        (a)                 40,000                 1,114,000
=========================================================================================================

OFFICE SERVICES & SUPPLIES--0.78%
Mine Safety Appliances Co.                                               89,000                 3,177,300
=========================================================================================================

OIL & GAS DRILLING--0.32%
Rowan Cos., Inc.                                     (a)                 50,000                 1,326,500
=========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.31%
Input/Output, Inc.                                   (a)(b)             525,000                 3,171,000
---------------------------------------------------------------------------------------------------------
Maverick Tube Corp.                                  (a)                 75,000                 2,181,750
=========================================================================================================
                                                                                                5,352,750
=========================================================================================================

I-SCG-QTR-1                          F-5


                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.66%
Spinnaker Exploration Co.                            (a)                 85,000              $  2,720,850
=========================================================================================================

PAPER PRODUCTS--0.20%
Sappi Ltd.-ADR (South Africa)                                            83,600                   834,328
=========================================================================================================

PHARMACEUTICALS--4.69%
Bone Care International, Inc.                        (a)                100,000                 2,581,000
---------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.                   (a)                115,000                 2,282,750
---------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                     93,100                 2,616,110
---------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                     (a)(b)             165,000                 3,638,250
---------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                         (a)                 67,500                 2,027,025
---------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.                          (a)(b)             157,819                 2,256,812
---------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                (b)                184,500                 3,828,375
=========================================================================================================
                                                                                               19,230,322
=========================================================================================================

REAL ESTATE MANAGEMENT &
DEVELOPMENT--0.72%
CB Richard Ellis Group, Inc.-Class A                 (a)                 85,000                 2,953,750
=========================================================================================================

REGIONAL BANKS--1.42%
Amegy Bancorp., Inc.                                                    200,000                 3,320,000
---------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                  125,000                 2,492,500
=========================================================================================================
                                                                                                5,812,500
=========================================================================================================

RESTAURANTS--1.57%
RARE Hospitality International, Inc.                 (a)                110,000                 3,060,200
---------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                   (b)                150,000                 3,375,000
=========================================================================================================
                                                                                                6,435,200
=========================================================================================================

SEMICONDUCTOR EQUIPMENT--1.68%
Cascade Microtech, Inc.                              (a)                225,000                 2,427,750
---------------------------------------------------------------------------------------------------------
Mattson Technology, Inc.                             (a)                450,000                 2,857,500
---------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.                           (a)                125,000                 1,612,500
=========================================================================================================
                                                                                                6,897,750
=========================================================================================================

SEMICONDUCTORS--4.61%
AMIS Holdings, Inc.                                  (a)                325,000                 3,659,500
---------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                     (a)                215,000                 3,928,050
---------------------------------------------------------------------------------------------------------
Micrel, Inc.                                         (a)                350,000                 3,290,000
---------------------------------------------------------------------------------------------------------
Microsemi Corp.                                      (a)                250,000                 4,230,000
---------------------------------------------------------------------------------------------------------
Semtech Corp.                                        (a)                225,000                 3,800,250
=========================================================================================================
                                                                                               18,907,800
=========================================================================================================

I-SCG-QTR-1                         F-6


                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--1.46%
Marlin Business Services Inc.                        (a)                188,800              $  3,717,472
---------------------------------------------------------------------------------------------------------
Primus Guaranty, Ltd. (Bermuda)                      (a)                200,000                 2,280,000
=========================================================================================================
                                                                                                5,997,472
=========================================================================================================

SPECIALTY CHEMICALS--0.48%
Nalco Holding Co.                                    (a)                108,700                 1,956,600
=========================================================================================================

SPECIALTY STORES--2.30%
Cost Plus, Inc.                                      (a)                100,000                 2,319,000
---------------------------------------------------------------------------------------------------------
Gander Mountain Co.                                  (a)(b)             125,000                 1,300,000
---------------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.                               (a)                175,000                 4,082,750
---------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.                          (a)                 55,000                 1,721,500
=========================================================================================================
                                                                                                9,423,250
=========================================================================================================

SYSTEMS SOFTWARE--1.01%
Internet Security Systems, Inc.                      (a)                 81,700                 1,589,065
---------------------------------------------------------------------------------------------------------
RSA Security Inc.                                    (a)                238,000                 2,556,120
=========================================================================================================
                                                                                                4,145,185
=========================================================================================================

TECHNOLOGY DISTRIBUTORS--0.60%
PC Connection, Inc.                                  (a)                425,000                 2,448,000
=========================================================================================================

THRIFTS & MORTGAGE FINANCE--0.72%
Franklin Bank Corp.                                  (a)                175,000                 2,941,750
=========================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.21%
Watsco, Inc.                                                             60,000                 2,603,400
---------------------------------------------------------------------------------------------------------
WESCO International, Inc.                            (a)                 97,000                 2,345,460
=========================================================================================================
                                                                                                4,948,860
=========================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $402,029,154)                                                                           378,682,264
=========================================================================================================


MONEY MARKET FUNDS--2.58%
Premier Portfolio-Institutional
Class
(Cost $10,581,240)                                   (c)             10,581,240                10,581,240
=========================================================================================================


TOTAL INVESTMENTS--94.99% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $412,610,394)                                                        389,263,504
=========================================================================================================

I-SCG-QTR-1                         F-7



                                                                                             MARKET
                                                                      SHARES                 VALUE
---------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED
MONEY MARKET FUNDS--5.01%
Premier Portfolio-Institutional Class                (c)(d)          20,528,821             $  20,528,821
=========================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities
loaned)
(Cost $20,528,821)                                                                             20,528,821
=========================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $433,139,215)                                                                         $ 409,792,325
=========================================================================================================


Investment Abbreviations:


ADR                  American Depositary Receipt

Notes to Schedule of Investments:

(a)    Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




       See accompanying notes which are an integral part of this schedule.


I-SCG-QTR-1                         F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


I-SCG-QTR-1                          F-9

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.





I-SCG-QTR-1                          F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                              UNREALIZED       MARKET              REALIZED
                           VALUE     PURCHASES    PROCEEDS    APPRECIATION      VALUE    DIVIDEND     GAIN
FUND                     07/31/04     AT COST    FROM SALES   (DEPRECIATION)   04/30/05   INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------
Premier Portfolio-    $ 3,265,874   $334,588,39  $(327,273,028)  $       --   $10,581,24 $458,084   $     --
Institutional Class*
------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                                  UNREALIZED    MARKET              REALIZED
                          VALUE      PURCHASES     PROCEEDS      APPRECIATION   VALUE    DIVIDEND    GAIN
          FUND          07/31/04      AT COST        SALES      (DEPRECIATION) 04/30/05  INCOME**   (LOSS)
------------------------------------------------------------------------------------------------------------
Premier Portfolio-    $20,058,609   $282,052,96  $(281,582,748)  $       --   $20,528,82 $ 74,630   $     --
Institutional Class*
------------------------------------------------------------------------------------------------------------
   TOTAL              $23,324,483   $616,641,35  $(608,855,776)  $       --   $31,110,06 $532,714   $     --
------------------------------------------------------------------------------------------------------------

*On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class. ** Net of rebates.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At April 30, 2005, securities with an aggregate value of $19,826,325 were on loan to brokers. The loans were secured by cash collateral of $20,528,821 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended April 30, 2005, the Fund received dividends on cash collateral of $74,630 for securities lending transactions, which are net of rebates.


I-SCG-QTR-1                          F-11

NOTE 4 - OPTION CONTRACTS WRITTEN


                                      TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------
                                                                CALL OPTION CONTRACTS
                                          ----------------------------------------------------------------
                                                 NUMBER OF                          PREMIUMS
                                                 CONTRACTS                          RECEIVED
                                          -------------------------  -------------------------------------
Beginning of period                                            --                              $        --
----------------------------------------------------------------------------------------------------------
Written                                                    11,659                                1,103,544
----------------------------------------------------------------------------------------------------------
Closed                                                     (2,000)                                (241,324)
----------------------------------------------------------------------------------------------------------
Exercised                                                    (450)                                 (73,137)
----------------------------------------------------------------------------------------------------------
Expired                                                    (9,209)                                (789,083)
----------------------------------------------------------------------------------------------------------
End of period                                                  --                              $        --
==========================================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $809,459,750 and $1,078,598,597, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
           ------------------------------------------------------------------------------------------------
           Aggregate unrealized appreciation of investment securities                      $     17,294,392
           ------------------------------------------------------------------------------------------------
           Aggregate unrealized (depreciation) of investment securities                         (40,714,074)
           ------------------------------------------------------------------------------------------------
           Net unrealized appreciation (depreciation) of investment securities             $    (23,419,682)
           ------------------------------------------------------------------------------------------------
           Cost of investments for tax purposes is $433,212,007.



I-SCG-QTR-1                                         F-12

                             AIM S&P 500 INDEX FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-SPI-QTR-1 4/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                     MARKET
                                                               SHARES                VALUE
                                                               ------           ---------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--96.22%

ADVERTISING--0.19%

Interpublic Group of Cos., Inc. (The)            (a)            8,650           $       111,239
Omnicom Group Inc.                                              3,811                   315,932
                                                                                ===============
                                                                                        427,171
                                                                                ===============

AEROSPACE & DEFENSE--2.14%

Boeing Co. (The)                                               17,027                 1,013,447
General Dynamics Corp.                                          4,093                   429,970
Goodrich Corp.                                                  2,456                    98,977
Honeywell International Inc.                                   17,403                   622,331
L-3 Communications Holdings, Inc.                               2,355                   167,134
Lockheed Martin Corp.                                           8,211                   500,460
Northrop Grumman Corp.                                          7,391                   405,322
Raytheon Co.                                                    9,268                   348,569
Rockwell Collins, Inc.                                          3,665                   168,150
United Technologies Corp.                                      10,476                 1,065,619
                                                                                ===============
                                                                                      4,819,979
                                                                                ===============

AGRICULTURAL PRODUCTS--0.10%

Archer-Daniels-Midland Co.                                     12,747                   229,319
                                                                                ===============

AIR FREIGHT & LOGISTICS--0.98%

FedEx Corp.                                                     6,163                   523,547
Ryder System, Inc.                                              1,296                    47,861
United Parcel Service, Inc.-Class B                            22,894                 1,632,571
                                                                                ===============
                                                                                      2,203,979
                                                                                ===============

AIRLINES--0.10%

Delta Air Lines, Inc.                            (a)            2,829                     9,307
Southwest Airlines Co.                                         15,070                   224,242
                                                                                ===============
                                                                                        233,549
                                                                                ===============

ALUMINUM--0.23%

Alcoa Inc.                                                     17,827                   517,340
                                                                                ===============

APPAREL RETAIL--0.33%

Gap, Inc. (The)                                                16,215                   346,190
Limited Brands, Inc.                                            7,814                   169,486
TJX Cos., Inc. (The)                                            9,857                   223,261
                                                                                ===============
                                                                                        738,937
                                                                                ===============

I-SPI-QTR-1

                                                                                     MARKET
                                                               SHARES                VALUE
                                                               ------           ---------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.21%

Coach, Inc.                                      (a)            7,822           $       209,630
Jones Apparel Group, Inc.                                       2,504                    76,247
Liz Claiborne, Inc.                                             2,220                    78,655
V. F. Corp.                                                     2,045                   115,727
                                                                                ===============
                                                                                        480,259
                                                                                ===============

APPLICATION SOFTWARE--0.28%

Autodesk, Inc.                                                  4,706                   149,792
Citrix Systems, Inc.                             (a)            3,506                    78,885
Compuware Corp.                                  (a)            7,923                    47,142
Intuit Inc.                                      (a)            3,792                   152,818
Mercury Interactive Corp.                        (a)            1,726                    71,336
Parametric Technology Corp.                      (a)            5,533                    29,436
Siebel Systems, Inc.                             (a)           10,530                    94,770
                                                                                ===============
                                                                                        624,179
                                                                                ===============

ASSET MANAGEMENT & CUSTODY BANKS--0.76%

Bank of New York Co., Inc. (The)                               15,923                   444,889
Federated Investors, Inc.-Class B                               1,946                    55,364
Franklin Resources, Inc.                                        4,046                   277,879
Janus Capital Group Inc.                                        4,833                    62,781
Mellon Financial Corp.                                          8,668                   240,017
Northern Trust Corp.                                            4,160                   187,325
State Street Corp.                                              6,822                   315,381
T. Rowe Price Group Inc.                                        2,531                   139,635
                                                                                ===============
                                                                                      1,723,271
                                                                                ===============

AUTO PARTS & EQUIPMENT--0.13%

Dana Corp.                                                      3,107                    35,482
Delphi Corp.                                                   11,479                    37,881
Johnson Controls, Inc.                                          3,931                   215,694
Visteon Corp.                                                   2,609                     9,131
                                                                                ===============
                                                                                        298,188
                                                                                ===============

AUTOMOBILE MANUFACTURERS--0.29%

Ford Motor Co.                                                 37,452                   341,188
General Motors Corp.                                           11,554                   308,261
                                                                                ===============
                                                                                        649,449
                                                                                ===============

BIOTECHNOLOGY--1.19%

Amgen Inc.                                       (a)           25,625                 1,491,631
Applera Corp.-Applied Biosystems Group                          4,035                    85,542
Biogen Idec Inc.                                 (a)            6,823                   247,265
Chiron Corp.                                     (a)            3,019                   103,099
Genzyme Corp.                                    (a)            5,070                   297,153
Gilead Sciences, Inc.                            (a)            8,855                   328,520
MedImmune, Inc.                                  (a)            5,119                   129,869
                                                                                ===============
                                                                                      2,683,079
                                                                                ===============

I-SPI-QTR-1

                                                                                     MARKET
                                                               SHARES                VALUE
                                                               ------           ---------------
BREWERS--0.37%

Anheuser-Busch Cos., Inc.                                      15,893           $       744,905
Molson Coors Brewing Co.-Class B                                1,644                   101,517
                                                                                ===============
                                                                                        846,422
                                                                                ===============

BROADCASTING & CABLE TV--0.87%

Clear Channel Communications, Inc.                             10,781                   344,345
Comcast Corp.-Class A                            (a)           45,249                 1,452,945
Univision Communications Inc.-Class A            (a)            5,970                   156,951
                                                                                ===============
                                                                                      1,954,241
                                                                                ===============

BUILDING PRODUCTS--0.20%

American Standard Cos. Inc.                                     3,685                   164,756
Masco Corp.                                                     9,164                   288,574
                                                                                ===============
                                                                                        453,330
                                                                                ===============

CASINOS & GAMING--0.15%

Harrah's Entertainment, Inc.                                    2,328                   152,763
International Game Technology                                   7,058                   189,790
                                                                                ===============
                                                                                        342,553
                                                                                ===============

COMMERCIAL PRINTING--0.06%

Donnelley (R.R.) & Sons Co.                                     4,412                   145,199
                                                                                ===============

COMMUNICATIONS EQUIPMENT--2.37%

ADC Telecommunications, Inc.                     (a)           16,585                    37,648
Andrew Corp.                                     (a)            3,338                    40,957
Avaya Inc.                                       (a)            9,819                    85,229
CIENA Corp.                                      (a)           11,705                    26,921
Cisco Systems, Inc.                              (a)          132,198                 2,284,381
Comverse Technology, Inc.                        (a)            4,043                    92,140
Corning Inc.                                     (a)           28,837                   396,509
JDS Uniphase Corp.                               (a)           29,552                    43,737
Lucent Technologies Inc.                         (a)           90,639                   220,253
Motorola, Inc.                                                 50,153                   769,347
QUALCOMM Inc.                                                  33,666                 1,174,607
Scientific-Atlanta, Inc.                                        3,084                    94,309
Tellabs, Inc.                                    (a)            9,450                    73,332
                                                                                ===============
                                                                                      5,339,370
                                                                                ===============

COMPUTER & ELECTRONICS RETAIL--0.20%

Best Buy Co., Inc.                                              6,107                   307,426
Circuit City Stores, Inc.                                       3,902                    61,652
RadioShack Corp.                                                3,215                    80,279
                                                                                ===============
                                                                                        449,357
                                                                                ===============

I-SPI-QTR-1

                                                                                     MARKET
                                                               SHARES                VALUE
                                                               ------           ---------------
COMPUTER HARDWARE--2.89%

Apple Computer, Inc.                             (a)           16,715           $       602,743
Dell Inc.                                        (a)           50,301                 1,751,984
Gateway, Inc.                                    (a)            6,115                    20,852
Hewlett-Packard Co.                                            59,231                 1,212,459
International Business Machines Corp.                          33,396                 2,550,786
NCR Corp.                                        (a)            3,809                   125,697
Sun Microsystems, Inc.                           (a)           69,097                   250,822
                                                                                ===============
                                                                                      6,515,343
                                                                                ===============

COMPUTER STORAGE & PERIPHERALS--0.48%

EMC Corp.                                        (a)           49,206                   645,583
Lexmark International, Inc.-Class A              (a)            2,591                   179,945
Network Appliance, Inc.                          (a)            7,489                   199,432
QLogic Corp.                                     (a)            1,860                    61,826
                                                                                ===============
                                                                                      1,086,786
                                                                                ===============

CONSTRUCTION & ENGINEERING--0.04%

Fluor Corp.                                                     1,750                    90,230
                                                                                ===============

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.56%

Caterpillar Inc.                                                7,015                   617,671
Cummins Inc.                                                      875                    59,500
Deere & Co.                                                     5,050                   315,827
Navistar International Corp.                     (a)            1,345                    39,718
PACCAR Inc.                                                     3,553                   241,249
                                                                                ===============
                                                                                      1,273,965
                                                                                ===============

CONSTRUCTION MATERIALS--0.05%

Vulcan Materials Co.                                            2,105                   111,649
                                                                                ===============

CONSUMER FINANCE--1.18%

American Express Co.                                           23,997                 1,264,642
Capital One Financial Corp.                                     5,056                   358,420
MBNA Corp.                                                     26,135                   516,166
Providian Financial Corp.                        (a)            5,995                    99,937
SLM Corp.                                                       8,792                   418,851
                                                                                ===============
                                                                                      2,658,016
                                                                                ===============

DATA PROCESSING & OUTSOURCED SERVICES--1.03%

Affiliated Computer Services, Inc.-Class A       (a)            2,577                   122,846
Automatic Data Processing, Inc.                                11,927                   518,109
Computer Sciences Corp.                          (a)            3,909                   169,963
Convergys Corp.                                  (a)            2,870                    37,195
Electronic Data Systems Corp.                                  10,588                   204,878
First Data Corp.                                               16,403                   623,806
Fiserv, Inc.                                     (a)            3,932                   166,324
Paychex, Inc.                                                   7,274                   222,584

I-SPI-QTR-1

                                                                                     MARKET
                                                               SHARES                VALUE
                                                               ------           ---------------
DATA PROCESSING & OUTSOURCED SERVICES--
(CONTINUED)
Sabre Holdings Corp.-Class A                                    2,664           $        52,108
SunGard Data Systems Inc.                        (a)            5,909                   197,361
                                                                                ===============
                                                                                      2,315,174
                                                                                ===============

DEPARTMENT STORES--0.63%

Dillards, Inc.-Class A                                          1,444                    33,602
Federated Department Stores, Inc.                               3,461                   199,007
J.C. Penney Co., Inc.                                           5,531                   262,225
Kohl's Corp.                                     (a)            6,667                   317,349
May Department Stores Co. (The)                                 5,972                   209,498
Nordstrom, Inc.                                                 2,578                   131,040
Sears Holdings Corp.                             (a)            1,964                   265,611
                                                                                ===============
                                                                                      1,418,332
                                                                                ===============

DISTILLERS & VINTNERS--0.04%

Brown-Forman Corp.-Class B                                      1,843                   102,286
                                                                                ===============

DISTRIBUTORS--0.07%

Genuine Parts Co.                                               3,573                   153,282
                                                                                ===============

DIVERSIFIED BANKS--3.87%

Bank of America Corp.                                          82,920                 3,734,717
Comerica Inc.                                                   3,481                   199,322
U.S. Bancorp                                                   37,912                 1,057,745
Wachovia Corp.                                                 32,433                 1,659,921
Wells Fargo & Co.                                              34,688                 2,079,199
                                                                                ===============
                                                                                      8,730,904
                                                                                ===============

DIVERSIFIED CHEMICALS--1.02%

Dow Chemical Co. (The)                                         19,506                   895,911
E. I. du Pont de Nemours & Co.                                 20,394                   960,761
Eastman Chemical Co.                                            1,594                    86,076
Engelhard Corp.                                                 2,499                    76,544
Hercules Inc.                                    (a)            2,250                    29,767
PPG Industries, Inc.                                            3,559                   240,410
                                                                                ===============
                                                                                      2,289,469
                                                                                ===============

DIVERSIFIED COMMERCIAL SERVICES--0.47%

Apollo Group, Inc.-Class A                       (a)            3,389                   244,415
Cendant Corp.                                                  21,584                   429,737
Cintas Corp.                                                    3,056                   117,931
Equifax Inc.                                                    2,743                    92,302
H&R Block, Inc.                                                 3,380                   168,358
                                                                                ===============
                                                                                      1,052,743
                                                                                ===============

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
DIVERSIFIED METALS & MINING--0.13%

Freeport-McMoRan Copper & Gold, Inc.-Class B                             3,665           $   127,029
Phelps Dodge Corp.                                                       1,977               169,725
                                                                                         ===========
                                                                                             296,754
                                                                                         ===========

DRUG RETAIL--0.59%

CVS Corp.                                                                8,183               422,079
Walgreen Co.                                                            20,893               899,653
                                                                                         ===========
                                                                                           1,321,732
                                                                                         ===========

ELECTRIC UTILITIES--2.18%

Allegheny Energy, Inc.                          (a)                      3,373                82,436
Ameren Corp.                                                             4,012               207,420
American Electric Power Co., Inc.                                        7,841               276,160
CenterPoint Energy, Inc.                                                 5,918                70,069
Cinergy Corp.                                                            3,944               156,182
Consolidated Edison, Inc.                                                4,962               214,755
DTE Energy Co.                                                           3,558               163,490
Edison International                                                     6,664               241,903
Entergy Corp.                                                            4,360               319,588
Exelon Corp.                                                            13,599               673,150
FirstEnergy Corp.                                                        6,747               293,629
FPL Group, Inc.                                                          8,002               326,642
PG&E Corp.                                                               7,350               255,192
Pinnacle West Capital Corp.                                              1,981                83,004
PPL Corp.                                                                3,868               209,878
Progress Energy, Inc.                                                    5,070               212,889
Southern Co. (The)                                                      15,195               500,675
TECO Energy, Inc.                                                        4,224                70,161
TXU Corp.                                                                4,922               422,258
Xcel Energy, Inc.                                                        8,200               140,876
                                                                                         ===========
                                                                                           4,920,357
                                                                                         ===========

ELECTRICAL COMPONENTS & EQUIPMENT--0.40%

American Power Conversion Corp.                                          3,677                89,204
Cooper Industries, Ltd.-Class A (Bermuda)                                1,895               120,636
Emerson Electric Co.                                                     8,577               537,521
Rockwell Automation, Inc.                                                3,579               165,457
                                                                                         ===========
                                                                                             912,818
                                                                                         ===========

ELECTRONIC EQUIPMENT MANUFACTURERS--0.13%

Agilent Technologies, Inc.                      (a)                      8,841               183,451
Symbol Technologies, Inc.                                                4,963                66,355
Tektronix, Inc.                                                          1,806                39,118
                                                                                         ===========
                                                                                             288,924
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
ELECTRONIC MANUFACTURING SERVICES--0.13%

Jabil Circuit, Inc.                             (a)                      3,754           $   103,610
Molex Inc.                                                               3,430                87,156
Sanmina-SCI Corp.                               (a)                     10,706                42,931
Solectron Corp.                                 (a)                     19,863                65,548
                                                                                         ===========
                                                                                             299,245
                                                                                         ===========

EMPLOYMENT SERVICES--0.06%

Monster Worldwide Inc.                          (a)                      2,488                57,249
Robert Half International Inc.                                           3,292                81,707
                                                                                         ===========
                                                                                             138,956
                                                                                         ===========

ENVIRONMENTAL SERVICES--0.17%

Allied Waste Industries, Inc.                   (a)                      5,550                44,344
Waste Management, Inc.                                                  11,628               331,282
                                                                                         ===========
                                                                                             375,626
                                                                                         ===========

FERTILIZERS & AGRICULTURAL CHEMICALS--0.14%

Monsanto Co.                                                             5,446               319,244
                                                                                         ===========

FOOD DISTRIBUTORS--0.20%

Sysco Corp.                                                             13,028               450,769
                                                                                         ===========

FOOD RETAIL--0.30%

Albertson's, Inc.                                                        7,528               148,979
Kroger Co. (The)                                (a)                     14,986               236,329
Safeway Inc.                                    (a)                      9,154               194,889
SUPERVALU INC.                                                           2,794                88,179
                                                                                         ===========
                                                                                             668,376
                                                                                         ===========

FOOTWEAR--0.18%

NIKE, Inc.-Class B                                                       4,699               360,930
Reebok International Ltd.                                                1,146                46,539
                                                                                         ===========
                                                                                             407,469
                                                                                         ===========

FOREST PRODUCTS--0.18%

Louisiana-Pacific Corp.                                                  2,300                56,580
Weyerhaeuser Co.                                                         4,965               340,649
                                                                                         ===========
                                                                                             397,229
                                                                                         ===========

GAS UTILITIES--0.14%

KeySpan Corp.                                                            3,289               124,752
Nicor Inc.                                                                 902                33,347
NiSource Inc.                                                            5,548               128,935
Peoples Energy Corp.                                                       754                29,858
                                                                                         ===========
                                                                                             316,892
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
GENERAL MERCHANDISE STORES--0.48%

Big Lots, Inc.                                  (a)                      2,318           $    23,597
Dollar General Corp.                                                     6,166               125,478
Family Dollar Stores, Inc.                                               3,430                92,541
Target Corp.                                                            18,316               849,862
                                                                                         ===========
                                                                                           1,091,478
                                                                                         ===========

GOLD--0.15%

Newmont Mining Corp.                                                     9,080               344,768
                                                                                         ===========

HEALTH CARE DISTRIBUTORS--0.38%

AmerisourceBergen Corp.                                                  2,155               132,058
Cardinal Health, Inc.                                                    8,869               492,850
McKesson Corp.                                                           6,038               223,406
                                                                                         ===========
                                                                                             848,314
                                                                                         ===========

HEALTH CARE EQUIPMENT--2.19%

Bard (C.R.), Inc.                                                        2,142               152,446
Baxter International Inc.                                               12,676               470,280
Becton, Dickinson & Co.                                                  5,185               303,426
Biomet, Inc.                                                             5,182               200,492
Boston Scientific Corp.                         (a)                     15,547               459,880
Fisher Scientific International Inc.            (a)                      2,399               142,453
Guidant Corp.                                                            6,599               488,854
Hospira, Inc.                                   (a)                      3,193               107,125
Medtronic, Inc.                                                         24,741             1,303,851
PerkinElmer, Inc.                                                        2,680                49,580
St. Jude Medical, Inc.                          (a)                      7,382               288,119
Stryker Corp.                                                            7,664               372,087
Thermo Electron Corp.                           (a)                      3,287                82,109
Waters Corp.                                    (a)                      2,471                97,926
Zimmer Holdings, Inc.                           (a)                      5,046               410,845
                                                                                         ===========
                                                                                           4,929,473
                                                                                         ===========

HEALTH CARE FACILITIES--0.34%

HCA Inc.                                                                 8,420               470,173
Health Management Associates, Inc.-Class A                               5,001               123,675
Manor Care, Inc.                                                         1,761                58,729
Tenet Healthcare Corp.                          (a)                      9,579               114,661
                                                                                         ===========
                                                                                             767,238
                                                                                         ===========

HEALTH CARE SERVICES--0.55%

Caremark Rx, Inc.                               (a)                      9,348               374,387
Express Scripts, Inc.                           (a)                      1,556               139,480
IMS Health Inc.                                                          4,744               113,761
Laboratory Corp. of America Holdings            (a)                      2,776               137,412
Medco Health Solutions, Inc.                    (a)                      5,632               287,063
Quest Diagnostics Inc.                                                   1,867               197,529
                                                                                         ===========
                                                                                           1,249,632
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES             VALUE
                                                                       -------           -----------
HEALTH CARE SUPPLIES--0.06%

Bausch & Lomb Inc.                                                       1,097           $    82,275
Millipore Corp.                                 (a)                        997                48,075
                                                                                         ===========
                                                                                             130,350
                                                                                         ===========

HOME ENTERTAINMENT SOFTWARE--0.15%

Electronic Arts Inc.                            (a)                      6,299               336,304
                                                                                         ===========

HOME FURNISHINGS--0.05%

Leggett & Platt, Inc.                                                    3,903               105,225
                                                                                         ===========

HOME IMPROVEMENT RETAIL--1.12%

Home Depot, Inc. (The)                                                  44,920             1,588,820
Lowe's Cos., Inc.                                                       15,807               823,703
Sherwin-Williams Co. (The)                                               2,589               115,392
                                                                                         ===========
                                                                                           2,527,915
                                                                                         ===========

HOMEBUILDING--0.19%

Centex Corp.                                                             2,588               149,379
KB HOME                                                                  1,704                97,128
Pulte Homes, Inc.                                                        2,423               173,123
                                                                                         ===========
                                                                                             419,630
                                                                                         ===========

HOTELS, RESORTS & CRUISE LINES--0.53%

Carnival Corp. (Panama)                         (b)                     10,777               526,780
Hilton Hotels Corp.                                                      7,869               171,780
Marriott International, Inc.-Class A                                     4,110               257,902
Starwood Hotels & Resorts Worldwide, Inc.       (c)                      4,346               236,162
                                                                                         ===========
                                                                                           1,192,624
                                                                                         ===========

HOUSEHOLD APPLIANCES--0.15%

Black & Decker Corp. (The)                                               1,641               137,237
Maytag Corp.                                                             1,589                15,397
Snap-on Inc.                                                             1,164                38,610
Stanley Works (The)                                                      1,537                66,137
Whirlpool Corp.                                                          1,367                84,836
                                                                                         ===========
                                                                                             342,217
                                                                                         ===========

HOUSEHOLD PRODUCTS--1.84%

Clorox Co. (The)                                                         3,154               199,648
Colgate-Palmolive Co.                                                   10,749               535,193
Kimberly-Clark Corp.                                                     9,844               614,758
Procter & Gamble Co. (The)                                              51,601             2,794,194
                                                                                         ===========
                                                                                           4,143,793
                                                                                         ===========

HOUSEWARES & SPECIALTIES--0.17%

Fortune Brands, Inc.                                                     2,963               250,611
Newell Rubbermaid Inc.                                                   5,636               122,470
                                                                                         ===========
                                                                                             373,081
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                       SHARES               VALUE
                                                                       -------           -----------
HYPERMARKETS & SUPER CENTERS--1.62%

Costco Wholesale Corp.                                                   9,662           $   392,084
Wal-Mart Stores, Inc.                                                   69,302             3,266,896
                                                                                         ===========
                                                                                           3,658,980
                                                                                         ===========

INDUSTRIAL CONGLOMERATES--4.68%

3M Co.                                                                  15,800             1,208,226
General Electric Co.                                                   216,815             7,848,703
Textron Inc.                                                             2,760               207,966
Tyco International Ltd. (Bermuda)                                       41,181             1,289,377
                                                                                         ===========
                                                                                          10,554,272
                                                                                         ===========

INDUSTRIAL GASES--0.26%

Air Products & Chemicals, Inc.                                           4,655               273,388
Praxair, Inc.                                                            6,602               309,172
                                                                                         ===========
                                                                                             582,560
                                                                                         ===========

INDUSTRIAL MACHINERY--0.78%

Danaher Corp.                                                            5,629               284,996
Dover Corp.                                                              4,194               152,494
Eaton Corp.                                                              3,127               183,399
Illinois Tool Works Inc.                                                 5,619               470,985
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                3,557               273,427
ITT Industries, Inc.                                                     1,887               170,698
Pall Corp.                                                               2,519                67,585
Parker Hannifin Corp.                                                    2,458               147,332
                                                                                         ===========
                                                                                           1,750,916
                                                                                         ===========

INSURANCE BROKERS--0.19%

Aon Corp.                                                                6,473               134,962
Marsh & McLennan Cos., Inc.                                             10,819               303,257
                                                                                         ===========
                                                                                             438,219
                                                                                         ===========

INTEGRATED OIL & GAS--5.43%

Amerada Hess Corp.                                                       1,735               162,483
Chevron Corp.                                                           43,048             2,238,496
ConocoPhillips                                                          14,233             1,492,330
Exxon Mobil Corp.                                                      130,618             7,449,145
Marathon Oil Corp.                                                       7,098               330,554
Occidental Petroleum Corp.                                               8,125               560,625
                                                                                         ===========
                                                                                          12,233,633
                                                                                         ===========

I-SPI-QTR-1

                                                                                            MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
INTEGRATED TELECOMMUNICATION SERVICES--2.77%

ALLTEL Corp.                                                             6,197           $   352,981
AT&T Corp.                                                              16,371               313,177
BellSouth Corp.                                                         37,466               992,474
CenturyTel, Inc.                                                         2,719                83,446
Citizens Communications Co.                                              6,877                87,682
Qwest Communications International Inc.         (a)                     34,187               116,920
SBC Communications Inc.                                                 67,574             1,608,261
Sprint Corp.                                                            30,233               672,987
Verizon Communications Inc.                                             56,662             2,028,500
                                                                                         ===========
                                                                                           6,256,428
                                                                                         ===========

INTERNET RETAIL--0.35%

eBay Inc.                                       (a)                     24,758               785,571
                                                                                         ===========

INTERNET SOFTWARE & SERVICES--0.41%

Yahoo! Inc.                                     (a)                     26,673               920,485
                                                                                         ===========

INVESTMENT BANKING & BROKERAGE--1.89%

Bear Stearns Cos. Inc. (The)                                             2,317               219,327
Charles Schwab Corp. (The)                                              23,482               243,039
E*TRADE Financial Corp.                         (a)                      7,581                84,225
Goldman Sachs Group, Inc. (The)                                          9,159               978,090
Lehman Brothers Holdings Inc.                                            5,646               517,851
Merrill Lynch & Co., Inc.                                               19,040             1,026,827
Morgan Stanley                                                          22,761             1,197,684
                                                                                         ===========
                                                                                           4,267,043
                                                                                         ===========

IT CONSULTING & OTHER SERVICES--0.02%

Unisys Corp.                                    (a)                      6,899                44,774
                                                                                         ===========

LEISURE PRODUCTS--0.13%

Brunswick Corp.                                                          1,981                83,202
Hasbro, Inc.                                                             3,414                64,593
Mattel, Inc.                                                             8,523               153,840
                                                                                         ===========
                                                                                             301,635
                                                                                         ===========

LIFE & HEALTH INSURANCE--0.95%

AFLAC Inc.                                                              10,265               417,272
Jefferson-Pilot Corp.                                                    2,792               140,186
Lincoln National Corp.                                                   3,566               160,363
MetLife, Inc.                                                           14,992               583,189
Prudential Financial, Inc.                                              10,718               612,534
Torchmark Corp.                                                          2,211               118,134
UnumProvident Corp.                                                      6,086               101,758
                                                                                         ===========
                                                                                           2,133,436
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
MANAGED HEALTH CARE--1.26%

Aetna Inc.                                                               6,026           $   442,128
CIGNA Corp.                                                              2,694               247,794
Humana Inc.                                     (a)                      3,309               114,657
UnitedHealth Group Inc.                                                 13,121             1,240,066
WellPoint, Inc.                                 (a)                      6,238               796,904
                                                                                         ===========
                                                                                           2,841,549
                                                                                         ===========

METAL & GLASS CONTAINERS--0.07%

Ball Corp.                                                               2,262                89,349
Pactiv Corp.                                    (a)                      3,026                64,877
                                                                                         ===========
                                                                                             154,226
                                                                                         ===========

MOTORCYCLE MANUFACTURERS--0.12%

Harley-Davidson, Inc.                                                    5,972               280,803
                                                                                         ===========

MOVIES & ENTERTAINMENT--2.13%

News Corp.-Class A                                                      58,976               901,153
Time Warner Inc.                                (a)                     94,012             1,580,342
Viacom Inc.-Class B                                                     34,877             1,207,442
Walt Disney Co. (The)                                                   41,880             1,105,632
                                                                                         ===========
                                                                                           4,794,569
                                                                                         ===========

MULTI-LINE INSURANCE--1.50%

American International Group, Inc.                                      53,278             2,709,186
Hartford Financial Services Group, Inc. (The)                            6,049               437,766
Loews Corp.                                                              3,265               231,423
                                                                                         ===========
                                                                                           3,378,375
                                                                                         ===========

MULTI-UTILITIES & UNREGULATED POWER--0.92%

AES Corp. (The)                                 (a)                     13,271               213,398
Calpine Corp.                                   (a)                     10,929                19,563
CMS Energy Corp.                                (a)                      4,432                57,261
Constellation Energy Group                                               3,633               190,950
Dominion Resources, Inc.                                                 6,967               525,312
Duke Energy Corp.                                                       19,205               560,594
Dynegy Inc.-Class A                             (a)                      6,774                22,693
Public Service Enterprise Group Inc.                                     4,877               283,354
Sempra Energy                                                            4,868               196,570
                                                                                         ===========
                                                                                           2,069,695
                                                                                         ===========

OFFICE ELECTRONICS--0.11%

Xerox Corp.                                     (a)                     19,583               259,475
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
OFFICE SERVICES & SUPPLIES--0.14%

Avery Dennison Corp.                                                     2,078           $   108,783
Pitney Bowes Inc.                                                        4,721               211,123
                                                                                         ===========
                                                                                             319,906
                                                                                         ===========

OIL & GAS DRILLING--0.29%

Nabors Industries, Ltd. (Bermuda)               (a)                      2,895               155,954
Noble Corp. (Cayman Islands)                                             2,773               141,146
Rowan Cos., Inc.                                                         2,193                58,180
Transocean Inc. (Cayman Islands)                (a)                      6,569               304,605
                                                                                         ===========
                                                                                             659,885
                                                                                         ===========

OIL & GAS EQUIPMENT & SERVICES--0.82%

Baker Hughes Inc.                                                        6,917               305,178
BJ Services Co.                                                          3,323               161,996
Halliburton Co.                                                         10,319               429,167
National-Oilwell Varco Inc.                     (a)                      3,432               136,388
Schlumberger Ltd. (Netherlands)                                         12,060               825,025
                                                                                         ===========
                                                                                           1,857,754
                                                                                         ===========

OIL & GAS EXPLORATION & PRODUCTION--1.14%

Anadarko Petroleum Corp.                                                 4,844               353,806
Apache Corp.                                                             6,678               375,905
Burlington Resources Inc.                                                7,914               384,700
Devon Energy Corp.                                                       9,806               442,937
EOG Resources, Inc.                                                      4,888               232,424
Kerr-McGee Corp.                                                         3,338               259,029
Unocal Corp.                                                             5,534               301,880
XTO Energy, Inc.                                                         7,106               214,388
                                                                                         ===========
                                                                                           2,565,069
                                                                                         ===========

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION--0.48%

Ashland Inc.                                                             1,356                91,177
El Paso Corp.                                                           13,157               131,438
Kinder Morgan, Inc.                                                      2,246               171,729
Sunoco, Inc.                                                             1,418               140,751
Valero Energy Corp.                                                      5,249               359,714
Williams Cos., Inc. (The)                                               11,664               198,521
                                                                                         ===========
                                                                                           1,093,330
                                                                                         ===========

OTHER DIVERSIFIED FINANCIAL SERVICES--3.48%

Citigroup Inc.                                                         106,889             5,019,507
JPMorgan Chase & Co.                                                    72,694             2,579,910
Principal Financial Group, Inc.                                          6,127               239,443
                                                                                         ===========
                                                                                           7,838,860
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
PACKAGED FOODS & MEATS--1.08%

Campbell Soup Co.                                                        6,660           $   198,068
ConAgra Foods, Inc.                                                     10,545               282,079
General Mills, Inc.                                                      7,468               368,919
Heinz (H.J.) Co.                                                         7,160               263,846
Hershey Co. (The)                                                        4,475               285,952
Kellogg Co.                                                              7,179               322,696
McCormick & Co., Inc.                                                    2,760                95,468
Sara Lee Corp.                                                          16,146               345,363
Wrigley Jr. (Wm.) Co.                                                    4,000               276,520
                                                                                         ===========
                                                                                           2,438,911
                                                                                         ===========

PAPER PACKAGING--0.10%

Bemis Co., Inc.                                                          2,153                59,337
Sealed Air Corp.                                (a)                      1,691                81,912
Temple-Inland Inc.                                                       2,340                78,975
                                                                                         ===========
                                                                                             220,224
                                                                                         ===========

PAPER PRODUCTS--0.29%

Georgia-Pacific Corp.                                                    5,315               182,145
International Paper Co.                                                 10,030               343,929
MeadWestvaco Corp.                                                       4,164               122,630
                                                                                         ===========
                                                                                             648,704
                                                                                         ===========

PERSONAL PRODUCTS--0.67%

Alberto-Culver Co.                                                       1,726                76,807
Avon Products, Inc.                                                      9,645               386,572
Gillette Co. (The)                                                      20,278             1,047,156
                                                                                         ===========
                                                                                           1,510,535
                                                                                         ===========

PHARMACEUTICALS--7.24%

Abbott Laboratories                                                     31,889             1,567,663
Allergan, Inc.                                                           2,692               189,490
Bristol-Myers Squibb Co.                                                39,972             1,039,272
Forest Laboratories, Inc.                       (a)                      7,187               256,432
Johnson & Johnson                                                       60,828             4,174,626
King Pharmaceuticals, Inc.                      (a)                      4,964                39,712
Lilly (Eli) & Co.                                                       23,170             1,354,750
Merck & Co. Inc.                                                        45,167             1,531,161
Mylan Laboratories Inc.                                                  5,512                90,948
Pfizer Inc.                                                            152,614             4,146,522
Schering-Plough Corp.                                                   30,171               629,669
Watson Pharmaceuticals, Inc.                    (a)                      2,204                66,120
Wyeth                                                                   27,330             1,228,210
                                                                                         ===========
                                                                                          16,314,575
                                                                                         ===========

PHOTOGRAPHIC PRODUCTS--0.06%

Eastman Kodak Co.                                                        5,871               146,775
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
PROPERTY & CASUALTY INSURANCE--1.33%

ACE Ltd. (Cayman Islands)                                                5,819           $   249,984
Allstate Corp. (The)                                                    13,893               780,231
Ambac Financial Group, Inc.                                              2,222               148,541
Chubb Corp. (The)                                                        3,918               320,414
Cincinnati Financial Corp.                                               3,412               137,299
MBIA Inc.                                                                2,878               150,750
Progressive Corp. (The)                                                  4,095               373,751
SAFECO Corp.                                                             2,601               136,995
St. Paul Travelers Cos., Inc. (The)                                     13,694               490,245
XL Capital Ltd.-Class A (Cayman Islands)                                 2,844               199,933
                                                                                         ===========
                                                                                           2,988,143
                                                                                         ===========

PUBLISHING--0.56%

Dow Jones & Co., Inc.                                                    1,444                48,287
Gannett Co., Inc.                                                        5,124               394,548
Knight-Ridder, Inc.                                                      1,559               100,867
McGraw-Hill Cos., Inc. (The)                                             3,895               339,177
Meredith Corp.                                                             930                43,710
New York Times Co. (The)-Class A                                         3,012               100,480
Tribune Co.                                                              6,101               235,499
                                                                                         ===========
                                                                                           1,262,568
                                                                                         ===========

RAILROADS--0.51%

Burlington Northern Santa Fe Corp.                                       7,739               373,407
CSX Corp.                                                                4,426               177,615
Norfolk Southern Corp.                                                   8,188               257,103
Union Pacific Corp.                                                      5,338               341,258
                                                                                         ===========
                                                                                           1,149,383
                                                                                         ===========

REAL ESTATE--0.56%

Apartment Investment & Management Co.-Class A                            1,956                74,563
Archstone-Smith Trust                                                    4,086               146,973
Equity Office Properties Trust                                           8,248               259,565
Equity Residential                                                       5,784               198,680
Plum Creek Timber Co., Inc.                                              3,791               130,941
ProLogis                                                                 3,791               150,086
Simon Property Group, Inc.                                               4,524               298,901
                                                                                         ===========
                                                                                           1,259,709
                                                                                         ===========

REGIONAL BANKS--1.87%

AmSouth Bancorp.                                                         7,263               191,162
BB&T Corp.                                                              11,219               439,897
Compass Bancshares, Inc.                                                 2,527               108,712
Fifth Third Bancorp                                                     10,638               462,753
First Horizon National Corp.                                             2,518               104,573
Huntington Bancshares Inc.                                               4,742               111,484
KeyCorp                                                                  8,311               275,593
M&T Bank Corp.                                                           2,011               208,038

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
REGIONAL BANKS--(CONTINUED)

Marshall & Ilsley Corp.                                                  4,250           $   181,220
National City Corp.                                                     12,155               412,784
North Fork Bancorp., Inc.                                                9,627               271,000
PNC Financial Services Group, Inc.                                       5,786               307,989
Regions Financial Corp.                                                  9,503               318,255
SunTrust Banks, Inc.                                                     6,938               505,295
Synovus Financial Corp.                                                  6,358               178,215
Zions Bancorp.                                                           1,838               128,715
                                                                                         ===========
                                                                                           4,205,685
                                                                                         ===========

RESTAURANTS--0.73%

Darden Restaurants, Inc.                                                 3,022                90,660
McDonald's Corp.                                                        26,022               762,705
Starbucks Corp.                                 (a)                      8,174               404,776
Wendy's International, Inc.                                              2,331               100,070
Yum! Brands, Inc.                                                        5,980               280,821
                                                                                         ===========
                                                                                           1,639,032
                                                                                         ===========

SEMICONDUCTOR EQUIPMENT--0.34%

Applied Materials, Inc.                         (a)                     34,094               506,978
KLA-Tencor Corp.                                                         4,023               156,977
Novellus Systems, Inc.                          (a)                      2,874                67,338
Teradyne, Inc.                                  (a)                      4,009                44,179
                                                                                         ===========
                                                                                             775,472
                                                                                         ===========

SEMICONDUCTORS--2.59%

Advanced Micro Devices, Inc.                    (a)                      8,058               114,665
Altera Corp.                                    (a)                      7,615               157,859
Analog Devices, Inc.                                                     7,620               259,918
Applied Micro Circuits Corp.                    (a)                      6,302                16,826
Broadcom Corp.-Class A                          (a)                      5,949               177,935
Freescale Semiconductor Inc.-Class B            (a)                      8,214               154,916
Intel Corp.                                                            127,378             2,995,931
Linear Technology Corp.                                                  6,292               224,876
LSI Logic Corp.                                 (a)                      7,874                42,205
Maxim Integrated Products, Inc.                                          6,683               249,944
Micron Technology, Inc.                         (a)                     12,556               121,919
National Semiconductor Corp.                                             7,311               139,494
NVIDIA Corp.                                    (a)                      3,353                73,565
PMC-Sierra, Inc.                                (a)                      3,677                29,637
Texas Instruments Inc.                                                  35,210               878,842
Xilinx, Inc.                                                             7,129               192,055
                                                                                         ===========
                                                                                           5,830,587
                                                                                         ===========

I-SPI-QTR-1

                                                                                           MARKET
                                                                        SHARES              VALUE
                                                                       -------           -----------
SOFT DRINKS--1.86%

Coca-Cola Co. (The)                                                     46,342           $ 2,013,096
Coca-Cola Enterprises Inc.                                               7,215               146,464
Pepsi Bottling Group, Inc. (The)                                         4,044               115,941
PepsiCo, Inc.                                                           34,328             1,910,010
                                                                                         ===========
                                                                                           4,185,511
                                                                                         ===========

SPECIALIZED FINANCE--0.18%

CIT Group Inc.                                                           4,313               173,728
Moody's Corp.                                                            2,805               230,403
                                                                                         ===========
                                                                                             404,131
                                                                                         ===========

SPECIALTY CHEMICALS--0.22%

Ecolab Inc.                                                              4,516               147,718
Great Lakes Chemical Corp.                                               1,052                32,654
International Flavors & Fragrances Inc.                                  1,797                68,106
Rohm & Haas Co.                                                          3,977               173,636
Sigma-Aldrich Corp.                                                      1,391                81,276
                                                                                         ===========
                                                                                             503,390
                                                                                         ===========

SPECIALTY STORES--0.49%

AutoNation, Inc.                                (a)                      4,619                84,389
AutoZone, Inc.                                  (a)                      1,384               114,872
Bed Bath & Beyond Inc.                          (a)                      6,190               230,330
Office Depot, Inc.                              (a)                      6,409               125,488
OfficeMax Inc.                                                           1,882                61,127
Staples, Inc.                                                           15,195               289,769
Tiffany & Co.                                                            2,942                88,701
Toys "R" Us, Inc.                               (a)                      4,409               111,768
                                                                                         ===========
                                                                                           1,106,444
                                                                                         ===========

STEEL--0.14%

Allegheny Technologies, Inc.                                             1,818                40,723
Nucor Corp.                                                              3,268               166,995
United States Steel Corp.                                                2,335                99,845
                                                                                         ===========
                                                                                             307,563
                                                                                         ===========

SYSTEMS SOFTWARE--3.31%

Adobe Systems Inc.                                                       4,977               295,982
BMC Software, Inc.                              (a)                      4,492                72,770
Computer Associates International, Inc.                                 10,887               292,860
Microsoft Corp.                                                        206,985             5,236,720
Novell, Inc.                                    (a)                      7,752                45,814
Oracle Corp.                                    (a)                     91,916             1,062,549
Symantec Corp.                                  (a)                     14,514               272,573
VERITAS Software Corp.                          (a)                      8,635               177,795
                                                                                         ===========
                                                                                           7,457,063
                                                                                         ===========

I-SPI-QTR-1

                                                                                                         MARKET
                                                                                     SHARES              VALUE
                                                                                     ------         ---------------
THRIFTS & MORTGAGE FINANCE--1.66%

Countrywide Financial Corp.                                                           11,872        $       429,648
Fannie Mae                                                                            19,799              1,068,156
Freddie Mac                                                                           14,073                865,771
Golden West Financial Corp.                                                            5,776                360,018
MGIC Investment Corp.                                                                  1,979                116,761
Sovereign Bancorp, Inc.                                                                7,666                157,690
Washington Mutual, Inc.                                                               17,863                738,099
                                                                                                    ===============
                                                                                                          3,736,143
                                                                                                    ===============

TIRES & RUBBER--0.03%

Cooper Tire & Rubber Co.                                                               1,406                 24,535
Goodyear Tire & Rubber Co. (The)                                   (a)                 3,631                 43,100
                                                                                                    ===============
                                                                                                             67,635
                                                                                                    ===============

TOBACCO--1.37%

Altria Group, Inc.                                                                    42,315              2,750,052
Reynolds American Inc.                                                                 2,381                185,647
UST Inc.                                                                               3,381                154,850
                                                                                                    ===============
                                                                                                          3,090,549
                                                                                                    ===============

TRADING COMPANIES & DISTRIBUTORS--0.04%

W.W. Grainger, Inc.                                                                    1,706                 94,325
                                                                                                    ===============

WIRELESS TELECOMMUNICATION SERVICES--0.29%

Nextel Communications, Inc.-Class A                                (a)                23,048                645,114
                                                                                                    ===============

Total Common Stocks & Other Equity Interests (Cost $200,305,454)                                        216,903,402
                                                                                                    ===============

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
U.S. TREASURY BILLS--0.35%

2.73%, 06/16/05 (Cost $797,149)                                    (d)          $    800,000 (e)            797,149
                                                                                ============        ===============
REPURCHASE AGREEMENTS--3.43%

State Street Bank & Trust, 2.70%, 05/02/05  (Cost $7,722,877)      (f)             7,722,877              7,722,877
                                                                                ============        ===============

TOTAL INVESTMENTS--100.00%  (Cost $208,825,480)                                                     $   225,423,428
                                                                                                    ===============

I-SPI-QTR-1

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c)  Each unit represents one common share and one Class B share.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 2.

(f) Repurchase agreementent entered into April 29, 2005 with a maturing value of $7,724,615. Collateralized by a $7,895,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at April 30, 2005 of $7,880,939.

See accompanying notes which are an integral part of this schedule.

I-SPI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

I-SPI-QTR-1

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I-SPI-QTR-1

NOTE 2 - FUTURES CONTRACTS

On April 30, 2005, $800,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                      NO. OF                   MONTH/           MARKET          UNREALIZED
  CONTRACT           CONTRACTS               COMMITMENT          VALUE         DEPRECIATION
-------------        ---------              ------------     ------------      ------------
S&P 500 Index           31                  Jun.-05/Long     $  8,978,375      $  (331,944)

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $7,946,813 and $26,735,798, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $ 35,308,796
Aggregate unrealized (depreciation) of investment securities     (25,348,360)
                                                                ------------
Net unrealized appreciation of investment securities            $  9,960,436
                                                                ============

Cost of investments for tax purposes is $215,462,992.

I-SPI-QTR-1

                             AIM MID CAP STOCK FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-MCS-QTR-1 4/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--97.43%

ADVERTISING--1.94%

Omnicom Group Inc.                                           4,100    $    339,890
R.H. Donnelley Corp.                            (a)          7,200         410,040
                                                                      ============
                                                                           749,930
                                                                      ============

AEROSPACE & DEFENSE--1.15%

L-3 Communications Holdings, Inc.                            6,300         447,111
                                                                      ============
AIR FREIGHT & LOGISTICS--0.83%

Robinson (C.H.) Worldwide, Inc.                              6,201         319,972
                                                                      ============
APPAREL RETAIL--2.47%

Abercrombie & Fitch Co.-Class A                             10,200         550,290
Ross Stores, Inc.                                           15,200         406,144
                                                                      ============
                                                                           956,434
                                                                      ============

APPAREL, ACCESSORIES & LUXURY GOODS--0.82%

Polo Ralph Lauren Corp.                                      9,000         315,900
                                                                      ============
APPLICATION SOFTWARE--4.27%

Amdocs Ltd. (United Kingdom)                    (a)         15,800         422,018
Autodesk, Inc.                                              13,500         429,705
Hyperion Solutions Corp.                        (a)          6,600         268,422
Macromedia, Inc.                                (a)          4,000         158,440
Mercury Interactive Corp.                       (a)          9,100         376,103
                                                                      ============
                                                                         1,654,688
                                                                      ============
ASSET MANAGEMENT & CUSTODY BANKS--2.16%

Investors Financial Services Corp.                           7,800         327,210
Legg Mason, Inc.                                             3,975         281,668
T. Rowe Price Group Inc.                                     4,100         226,197
                                                                      ============
                                                                           835,075
                                                                      ============

AUTO PARTS & EQUIPMENT--0.82%

Autoliv, Inc.                                                7,200         318,600
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
BIOTECHNOLOGY--2.33%

Charles River Laboratories International, Inc.  (a)          8,300    $    393,171
Genzyme Corp.                                   (a)          4,100         240,301
Martek Biosciences Corp.                        (a)          7,000         267,890
                                                                      ============
                                                                           901,362
                                                                      ============

BUILDING PRODUCTS--0.98%

American Standard Cos. Inc.                                  8,500         380,035
                                                                      ============
CASINOS & GAMING--2.43%

Harrah's Entertainment, Inc.                                 2,500         164,050
Scientific Games Corp.-Class A                  (a)         22,100         474,487
Station Casinos, Inc.                                        4,700         303,291
                                                                      ============
                                                                           941,828
                                                                      ============

COMMODITY CHEMICALS--0.89%
Celanese Corp.-Series A                         (a)         23,600         343,380
                                                                      ============
COMMUNICATIONS EQUIPMENT--4.53%

Avaya Inc.                                      (a)         32,600         282,968
Corning Inc.                                    (a)         16,700         229,625
Harris Corp.                                                11,800         332,760
Juniper Networks, Inc.                          (a)          9,500         214,605
Plantronics, Inc.                                           11,900         374,731
Scientific-Atlanta, Inc.                                    10,400         318,032
                                                                      ============
                                                                         1,752,721
                                                                      ============

COMPUTER STORAGE & PERIPHERALS--1.11%

Emulex Corp.                                    (a)         16,000         248,480
Storage Technology Corp.                        (a)          6,500         180,700
                                                                      ============
                                                                           429,180
                                                                      ============

CONSUMER FINANCE--1.15%

AmeriCredit Corp.                               (a)         19,100         446,940
                                                                      ============
DATA PROCESSING & OUTSOURCED SERVICES--2.67%

Alliance Data Systems Corp.                     (a)          9,000         363,600
CSG Systems International, Inc.                 (a)         24,200         415,998
Iron Mountain Inc.                              (a)          8,550         253,935
                                                                      ============
                                                                         1,033,533
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
DEPARTMENT STORES--1.38%

Kohl's Corp.                                    (a)          7,400    $    352,240
Nordstrom, Inc.                                              3,600         182,988
                                                                      ============
                                                                           535,228
                                                                      ============

DISTILLERS & VINTNERS--1.06%

Constellation Brands, Inc.-Class A              (a)          7,800         411,138
                                                                      ============
DIVERSIFIED BANKS--0.58%

Centennial Bank Holdings, Inc. (Acquired
12/27/04; Cost $219,450)                        (a)(b)      20,900         225,720
                                                                      ============
DIVERSIFIED COMMERCIAL SERVICES--3.44%

Career Education Corp.                          (a)          7,300         229,512
ChoicePoint Inc.                                (a)         11,800         465,746
Corrections Corp. of America                    (a)         12,200         461,770
Jackson Hewitt Tax Service Inc.                              9,400         173,148
                                                                      ============
                                                                         1,330,176
                                                                      ============

DRUG RETAIL--1.12%

Shoppers Drug Mart Corp. (Canada)                           13,900         433,564
                                                                      ============
ELECTRICAL COMPONENTS & EQUIPMENT--1.10%

Cooper Industries, Ltd.-Class A (Bermuda)                    6,700         426,522
                                                                      ============
ELECTRONIC EQUIPMENT MANUFACTURERS--1.73%

Aeroflex Inc.                                   (a)         24,000         190,320
Amphenol Corp.-Class A                                      11,200         441,728
Dolby Laboratories Inc.-Class A                 (a)          1,800          36,810
                                                                      ============
                                                                           668,858
                                                                      ============

ELECTRONIC MANUFACTURING SERVICES--0.82%

Benchmark Electronics, Inc.                     (a)         11,800         319,072
                                                                      ============
GAS UTILITIES--1.00%

Questar Corp.                                                6,600         385,440
                                                                      ============
GENERAL MERCHANDISE STORES--1.53%

Dollar General Corp.                                        19,300         392,755
Dollar Tree Stores, Inc.                        (a)          8,100         198,369
                                                                      ============
                                                                           591,124
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
HEALTH CARE DISTRIBUTORS--0.91%

Henry Schein, Inc.                              (a)          9,400    $    352,594
                                                                      ============
HEALTH CARE EQUIPMENT--6.16%

Biomet, Inc.                                                 8,000         309,520
Fisher Scientific International Inc.            (a)          6,900         409,722
INAMED Corp.                                    (a)          3,300         200,772
Kinetic Concepts, Inc.                          (a)          7,000         430,150
PerkinElmer, Inc.                                           20,700         382,950
Varian Medical Systems, Inc.                    (a)          8,900         300,286
Waters Corp.                                    (a)          8,900         352,707
                                                                      ============
                                                                         2,386,107
                                                                      ============

HEALTH CARE FACILITIES--2.14%

Community Health Systems Inc.                   (a)         10,200         371,790
VCA Antech, Inc.                                (a)         19,700         458,616
                                                                      ============
                                                                           830,406
                                                                      ============

HEALTH CARE SERVICES--6.15%

Caremark Rx, Inc.                               (a)          9,900         396,495
Cerner Corp.                                    (a)          4,300         249,658
Covance Inc.                                    (a)          6,800         310,352
DaVita, Inc.                                    (a)          9,600         386,880
Express Scripts, Inc.                           (a)          3,800         340,632
Omnicare, Inc.                                               8,800         305,096
Renal Care Group, Inc.                          (a)         10,300         392,945
                                                                      ============
                                                                         2,382,058
                                                                      ============

HEALTH CARE SUPPLIES--0.94%

Cooper Cos., Inc. (The)                                      5,400         364,770
                                                                      ============
HOME FURNISHINGS--0.90%

Tempur-Pedic International Inc.                 (a)         18,200         347,438
                                                                      ============
HOMEBUILDING--0.98%

Pulte Homes, Inc.                                            5,300         378,685
                                                                      ============
HOTELS, RESORTS & CRUISE LINES--1.21%

Hilton Hotels Corp.                                         21,500         469,345
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
HOUSEHOLD PRODUCTS--0.19%

Central Garden & Pet Co.                        (a)          1,800    $     74,862
                                                                      ============
HOUSEWARES & SPECIALTIES--1.62%

Fortune Brands, Inc.                                         2,300         194,534
Jarden Corp.                                    (a)          9,700         433,299
                                                                      ============
                                                                           627,833
                                                                      ============

INDUSTRIAL GASES--0.65%

Praxair, Inc.                                                5,350         250,540
                                                                      ============
INDUSTRIAL MACHINERY--1.13%

Ingersoll-Rand Co.Ltd.-Class A (Bermuda)                     5,700         438,159
                                                                      ============
INTEGRATED OIL & GAS--1.15%

Murphy Oil Corp.                                             5,000         445,450
                                                                      ============
INTERNET SOFTWARE & SERVICES--1.44%

Digital River, Inc.                             (a)          8,500         226,100
VeriSign, Inc.                                  (a)         12,500         330,750
                                                                      ============
                                                                           556,850
                                                                      ============

LEISURE PRODUCTS--1.10%

Brunswick Corp.                                             10,100         424,200
                                                                      ============
MANAGED HEALTH CARE--0.58%

Molina Healthcare Inc.                          (a)          5,100         223,125
                                                                      ============
MULTI-LINE INSURANCE--0.18%

Quanta Capital Holdings Ltd. (Bermuda)          (a)          8,814          70,512
                                                                      ============
OFFICE ELECTRONICS--0.55%

Zebra Technologies Corp.-Class A                (a)          4,500         214,920
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
OIL & GAS DRILLING--1.72%

Nabors Industries, Ltd. (Bermuda)               (a)          3,200    $    172,384
Noble Corp. (Cayman Islands)                                 6,400         325,760
Pride International, Inc.                       (a)          7,600         169,480
                                                                      ============
                                                                           667,624
                                                                      ============

OIL & GAS EQUIPMENT & SERVICES--2.11%

National-Oilwell Varco Inc.                     (a)          8,800         349,712
Smith International, Inc.                                    3,000         174,540
Weatherford Intenational, Ltd (Bermuda)         (a)          5,600         292,040
                                                                      ============
                                                                           816,292
                                                                      ============

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--1.45%

Williams Cos., Inc. (The)                                   32,900         559,958
                                                                      ============
OTHER DIVERSIFIED FINANCIAL SERVICES--1.09%

CapitalSource Inc.                              (a)         20,100         422,100
                                                                      ============
PHARMACEUTICALS--0.46%

Medicis Pharmaceutical Corp.-Class A                         6,400         179,840
                                                                      ============
RAILROADS--0.48%

CSX Corp.                                                    4,600         184,598
                                                                      ============
REAL ESTATE--2.46%

Aames Investment Corp.                                      33,300         281,385
Fieldstone Investment Corp.                                 16,567         211,561
KKR Financial Corp. (Acquired 08/05/04; Cost
$201,000)                                       (a)(b)      20,100         206,025
People's Choice Financial Corp. (Acquired 12/21
/04; Cost $254,000)                             (a)(b)      25,400         254,000
                                                                      ============
                                                                           952,971
                                                                      ============

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.00%

CB Richard Ellis Group, Inc.-Class A            (a)         11,200         389,200
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
REGIONAL BANKS--0.55%

Signature Bank                                  (a)          1,700    $     41,871
UCBH Holdings, Inc.                                         10,800         169,884
                                                                      ============
                                                                           211,755
                                                                      ============

RESTAURANTS--0.68%

Applebee's International, Inc.                              10,600         262,668
                                                                      ============
SEMICONDUCTOR EQUIPMENT--0.93%

KLA-Tencor Corp.                                             4,500         175,590
Novellus Systems, Inc.                          (a)          7,800         182,754
                                                                      ============
                                                                           358,344
                                                                      ============

SEMICONDUCTORS--2.91%

ATI Technologies Inc. (Canada)                  (a)         24,900         368,520
Microchip Technology Inc.                                   13,825         393,736
National Semiconductor Corp.                                19,200         366,336
                                                                      ============
                                                                         1,128,592
                                                                      ============

SPECIALIZED FINANCE--0.61%

Chicago Mercantile Exchange Holdings Inc.                    1,200         234,624
                                                                      ============
SPECIALTY CHEMICALS--0.51%

Minerals Technologies Inc.                                   3,000         195,960
                                                                      ============
SPECIALTY STORES--3.15%

Advance Auto Parts, Inc.                        (a)          9,600         512,160
Office Depot, Inc.                              (a)         13,800         270,204
Williams-Sonoma, Inc.                           (a)         13,000         435,370
                                                                      ============
                                                                         1,217,734
                                                                      ============

TRADING COMPANIES & DISTRIBUTORS--0.41%

W.W. Grainger, Inc.                                          2,900         160,341
                                                                      ============
TRUCKING--0.51%

Swift Transportation Co., Inc.                  (a)          9,200         196,236
                                                                      ============

I-MCS-QTR-1

                                                                         MARKET
                                                           SHARES        VALUE
                                                           -------    ------------
WIRELESS TELECOMMUNICATION SERVICES--4.11%

American Tower Corp.-Class A                    (a)         25,800    $    444,534
Nextel Partners, Inc.-Class A                   (a)         16,400         385,728
NII Holdings Inc.                               (a)          7,000         350,490
SpectraSite, Inc.                               (a)          7,300         409,749
                                                                      ============
                                                                         1,590,501
                                                                      ============

Total Common Stocks & Other Equity Interests
(Cost $36,530,530)                                                      37,720,723
                                                                      ============
MONEY MARKET FUNDS--2.57%

Premier Portfolio-Institutional Class
(Cost $993,786)                                 (c)        993,786         993,786
                                                                      ============
TOTAL INVESTMENTS--100.00% (Cost $37,524,316)                         $ 38,714,509
                                                                      ============

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g. the security was purchased in a 144A transaction or a Regulation D Transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institututional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $685,745, which represented 1.77% of the Fund's Total Investments. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

I-MCS-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

I-MCS-QTR-1

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to

I-MCS-QTR-1
      offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED                                   REALIZED
                            VALUE         PURCHASES      PROCEEDS       APPRECIATION         DIVIDEND     DIVIDEND      GAIN
FUND                       07/31/04        AT COST      FROM SALES     (DEPRECIATION)        04/30/05      INCOME      (LOSS)
---------------          -----------    ------------   -------------    ------------        ----------   ---------    --------
Premier                  $   674,355    $ 19,387,513   $ (19,068,082)   $         --        $  993,786   $  23,152    $     --
Portfolio-
Institutional
Class *
                         ===========    ============   =============    ============        ==========   =========    ========
   TOTAL                 $   674,355    $ 19,387,513   $ (19,068,082)   $         --        $  993,786   $  23,152    $     --
                         ===========    ============   =============    ============        ==========   =========    ========

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $37,805,633 and $20,281,549, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $   2,951,567
Aggregate unrealized (depreciation) of investment securities               (1,802,686)
                                                                        =============
Net unrealized appreciation of investment securities                    $   1,148,881
                                                                        =============

Cost of investments for tax purposes is $37,565,628.

I-MCS-QTR-1

Item 2.  Controls and Procedures.

    (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM STOCK FUNDS

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 29, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    June 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.